1875 K Street, NW
Washington, DC 20006
Tel: 202 303 1000
Fax: 202 303 2000

VIA EDGAR

September 7, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Reserve Short-Term Investment Trust
Securities Act File No. 333-112108
Investment Company Act File No. 811-21492

Ladies and Gentlemen:

On behalf of Reserve Short-Term Investment Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), hereby transmitted for filing with the Securities and Exchange Commission (the “SEC”) is Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 9 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is (i) to add a new class, Class Institutional, to a new series of the Trust, Reserve Yield Plus Institutional Fund that was filed with the SEC on August 27, 2007 and (ii) to change the names of the existing classes, Class 15, Class 20, Class 25, Class 35 and Class 45 to Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V, respectively.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1262.

Very truly yours,

/s/ David Joire

Enclosures

cc:	Christina M. Massaro, Reserve Short Term Investment Trust
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP